Report of Directors Corporate Governance - Executive directors' interests in shares (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of transactions between related parties [line items]
Share options (in shares)	58,902,349	58,902,349	75,335,399	83,994,000
Average daily closing share price (GBP per share) | £ / shares	£ 10.708
Period after appointment to meet minimum shareholding guideline		5 years
Georges Elhedery
Disclosure of transactions between related parties [line items]
Shareholding guidelines (% of salary)		600.00%
Shareholding, percentage of salary	792.00%	792.00%
Share interests (in shares)	1,109,810	1,109,810
Share options (in shares)	0	0
Pam Kaur
Disclosure of transactions between related parties [line items]
Shareholding guidelines (% of salary)		600.00%
Shareholding, percentage of salary	1207.00%	1207.00%
Share interests (in shares)	986,625	986,625
Share options (in shares)	0	0
Long-term incentive awards, without performance conditions
Disclosure of transactions between related parties [line items]
Period of tenure required for no performance conditions for Directors who cease employment as good leaver		5 years
Deferred shares, without performance conditions | Georges Elhedery
Disclosure of transactions between related parties [line items]
Share options (in shares)	595,305	595,305
Deferred shares, without performance conditions | Pam Kaur
Disclosure of transactions between related parties [line items]
Share options (in shares)	621,017	621,017
Deferred shares, with performance conditions | Georges Elhedery
Disclosure of transactions between related parties [line items]
Share options (in shares)	2,188,531	2,188,531
Deferred shares, with performance conditions | Pam Kaur
Disclosure of transactions between related parties [line items]
Share options (in shares)	1,130,212	1,130,212